Related Party Transactions - Additional Information (Details)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related party transactions description	During the years ended December 31, 2019, 2018 and 2017, the Company did not enter into any transactions with related parties outside of compensation to key management personnel as disclosed below.